Business combination	12 Months Ended
Dec. 31, 2024
Business combination
Business combination

21.  Business combination

Beijing Pocket Gardener Technology Co., Ltd., a Chinese company, through its subsidiaries (collectively referred to as the “Yiqikao”), is a vocational training provider which mainly focuses on teacher qualification and recruitment tutoring courses, and civil servants examination tutoring courses. In September 2022, the Group acquired 51% of the equity interest in Yiqikao at an aggregate purchase price of RMB99.8 million, comprising cash and contingent consideration at fair value. Contingent consideration is subject to Yiqikao’s future operating results and initially and subsequently measured at fair value through profit and loss, which was classified as a liability in consolidated balance sheets. The remaining 45.0% shares held by the founder is subject to a 4 years’ service period. That is, if the founder left the Company within 4 years after the closing of the acquisition, Zhihu has the option to either exercise its redemption right or purchase the remaining 45.0% shares held by the founder without consideration. As such, the transaction was regarded as the Group has effectively acquired 96.0% of equity interests at the acquisition date with 45.0% equity interests granted to the founder as share-based compensation for the future service and a put option which was recognized as financial instruments measured at fair value.

21.  Business combination (Continued)

The allocation of the purchase price as of the date of acquisition is summarized as follows (in thousands):

RMB
Net assets acquired	12,624
Amortizable intangible assets
Brand name	23,000
Content	6,800
Technology	3,500
Financial instruments arising from acquisition	8,700
Goodwill	52,444
Noncontrolling interests	(7,238)
99,830

Total purchase price comprised of (in thousands):

RMB
Cash consideration	66,530
Contingent consideration at fair value	33,300
Total	99,830

Goodwill arising from the above acquisition was attributable to the synergies expected from the combined operations of Yiqikao and the Company in the vocational education sector in the PRC. The Company does not expect the goodwill recognized to be deductible for income tax purposes.

Pro forma results of operations for Yiqikao have not been presented because they were not material to the consolidated statements of operations and comprehensive loss for the year ended December 31, 2022.

Xi’an Zhifeng Network Technology Co., Ltd. (referred to as “Xi’an Zhifeng”), a Chinese company, is a vocational training provider which mainly focuses on Master of Business Administration (the “MBA”) examination tutoring courses. In April 2023, the Group acquired 51% of the equity interest in Xi’an Zhifeng at an contingent aggregate purchase price, which was initially accounted for at fair value of RMB104.3 million. Contingent consideration is subject to Xi’an Zhifeng’s future operating results and subsequently measured at fair value through profit and loss, which was classified as a liability in consolidated balance sheets. The 34.0% shares held by the founder is subject to a 4 years’ service period. That is, if the founder left the Company within 4 years after the closing of the acquisition, Zhihu has the option to either require the redemption of the shares by the founder or to purchase the remaining 34.0% shares held by the founder at nominal consideration. Moreover, Zhihu has the right to acquire the 34% equity interest held by the founder if certain performance targets are met by Xi’an Zhifeng at the price determined based on a pre-agreed formula. In addition, additional 11.4% shares are reserved to be awarded to employees of Xi’an Zhifeng in future. As such, the transaction was regarded as if the Group has effectively acquired 96.4% of equity interests at the acquisition date with 34.0% equity interests granted to the founder as share-based compensation for the future service and a put and a call option which are recognized as financial instruments measured at fair value. The remaining 3.6% of equity interests were accounted for as noncontrolling interests.

21.  Business combination (Continued)

The allocation of the purchase price as of the date of acquisition is summarized as follows (in thousands):

RMB
Net assets acquired	1,052
Amortizable intangible assets
Brand name	43,000
Content	13,300
Technology	2,700
Financial instruments arising from acquisition	1,600
Goodwill	64,733
Deferred tax liabilities	(14,750)
Noncontrolling interests	(7,327)
104,308

Goodwill arising from the above acquisition was attributable to the synergies expected from the combined operations of Xi’an Zhifeng and the Company in the vocational education sector in the PRC. The Company does not expect the goodwill recognized to be deductible for income tax purposes.

Pro forma results of operations for Xi’an Zhifeng have not been presented because they were not material to the consolidated statements of operations and comprehensive loss for the year ended December 31, 2023.

In April 2024, the Group disposed all of its equity interest held in Xi’an Zhifeng with a total cash consideration of RMB35.6 million. As a result, Xi’an Zhifeng was deconsolidated and a gain of RMB4.9 million was recognized in investment income in the consolidated statements of operations and comprehensive loss for the year ended December 31, 2024.